As filed with the Securities and Exchange Commission on November 20, 2019

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-03758

Matrix Advisors Value Fund, Inc.
(Exact name of registrant as specified in charter)

10 Bank Street, Suite 590
White Plains, NY 10606
(Address of principal executive offices) (Zip code)

David A. Katz
10 Bank Street, Suite 590
White Plains, NY 10606
 (Name and address of agent for service)

1 (800) 366-6223
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2020

Date of reporting period: September 30, 2019

Item 1. Schedule of Investments.

Matrix Advisors Value Fund, Inc.
Schedule of Investments
September 30, 2019 (Unaudited)

Shares		Value

COMMON STOCKS - 99.8%
Bank (Money Center): 5.1%
22,850	JPMorgan Chase & Co.	$2,689,217

Bank (Processing): 2.8%
25,100	State Street Corp.	1,485,669

Bank (Regional): 2.9%
28,500	BB&T Corp.	1,521,045

Bank (Super Regional): 4.0%
42,300	Wells Fargo & Co.	2,133,612

Beverages: 2.3%
9,000	PepsiCo, Inc.	1,233,900

Biotechnology: 3.3%
27,200	Gilead Sciences, Inc.	1,723,936

Broadcasting/Cable TV: 0.5%
6,750	CBS Corp. - Class B	272,497

Cable TV: 3.6%
41,700	Comcast Corp. - Class A	1,879,836

Computer and Peripherals: 2.0%
4,800	Apple, Inc.	1,075,056

Computer Software and Services: 6.7%
18,400	Microsoft Corp.	2,558,152
41,000	Symantec Corp.	968,830
		3,526,982

Consumer Discretionary (Multi-media): 4.1%
90,500	Viacom, Inc. - Class B	2,174,715

Diversified Operations: 1.9%
7,425	United Technologies Corp.	1,013,661

Drug: 3.3%
23,000	AbbVie, Inc.	1,741,560

Drug Store: 2.9%
24,200	CVS Health Corp.	1,526,294

Electrical Component: 3.8%
21,500	TE Connectivity Ltd.	2,003,370

Financial Services: 2.7%
15,700	Capital One Financial Corp.	1,428,386

Food Processing Retail: 2.4%
22,400	Mondelez International, Inc. - Class A	1,239,168

Insurance (Diversified): 3.2%
35,800	MetLife, Inc.	1,688,328

Internet: 1.7%
5,100	Facebook, Inc. - Class A *	908,208

Internet (Retail): 3.2%
43,100	eBay, Inc.	1,680,038

Internet Software & Services: 4.4%
1,910	Alphabet, Inc. - Class C *	2,328,290

Manufacturing - Miscellaneous: 3.6%
22,500	Eaton Corp. Plc	1,870,875

Medical Supplies: 3.4%
13,100	Zimmer Biomet Holdings, Inc.	1,798,237

Oil & Gas Services: 2.3%
35,500	Schlumberger Ltd.	1,213,035

Oil/Gas (Domestic): 1.2%
27,000	Devon Energy Corp.	649,620

Petroleum (Integrated): 2.1%
9,200	Chevron Corp.	1,091,120

Petroleum (Producing): 2.1%
25,100	Occidental Petroleum Corp.	1,116,197

Precision Instruments: 3.5%
6,300	Thermo Fisher Scientific, Inc.	1,835,001

Securities Brokerage: 6.3%
36,000	Morgan Stanley	1,536,120
8,500	The Goldman Sachs Group, Inc.	1,761,455
		3,297,575

Telecommunications (Equipment): 6.6%
35,000	Cisco Systems, Inc.	1,729,350
22,600	QUALCOMM, Inc.	1,723,928
		3,453,278

Transportation - Services: 1.9%
6,900	FedEx Corp.	1,004,433

TOTAL COMMON STOCKS (Cost $35,153,972)		$52,603,139

SHORT-TERM INVESTMENTS - 0.2%
80,776	First American Government Obligations Fund, Class X - 1.87% **	80,776

TOTAL SHORT-TERM INVESTMENTS (Cost $80,776)		$80,776

TOTAL INVESTMENTS (Cost $35,234,748): 100.0%		52,683,915
Other Assets in Excess of Liabilities: 0.0%		25,413
TOTAL NET ASSETS: 100.0%		$52,709,328

* Non-Income Producing
** Rate quoted is seven-day yield at period end

Matrix Advisors Value Fund, Inc.
	Level 1	Level 2	Level 3	Total

Equity
Common Stock*	$52,603,139	$-	$-	$52,603,139
Total Equity	52,603,139	-	-	52,603,139

Short-Term Investments	80,776	-	-	80,776
Total Investments in Securities	$52,683,915	$-	$-	$52,683,915

* See Funds' Schedule of Investments for Industry classifications.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Matrix Advisors Value Fund, Inc.

By   /s/ David A. Katz
        David A. Katz, President and Treasurer

Date   November 13, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By   /s/ David A. Katz
        David A. Katz, President and Treasurer

Date   November 13, 2019